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[740918-1]
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: JUNE 30, 2006
                                               -------------


Check here if Amendment [X ]; Amendment Number: 1
                                               ---
     This Amendment (Check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         LUMINUS MANAGEMENT, LLC
Address: 1700 BROADWAY
              35TH FLOOR
              NEW YORK, NEW YORK 10019



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         PAUL SEGAL
Title:        MANAGER
Phone:        212-615-3425

Signature, Place, and Date of Signing:

         PAUL SEGAL                 NEW YORK, NY                AUGUST 17, 2006
         ----------                 ------------                ---------------
        [Signature]                 [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          20
                                                 --

Form 13F Information Table Value Total:          $636,470
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                                                (thousands)

List of Other Included Managers:                 NONE
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
                                              FORM 13F INFORMATION TABLE (06/30/06)

          COLUMN 1            COLUMN 2         COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
                                                                                                                  VOTING AUTHORITY
                                                          VALUE   SHRS OR PRN  SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER                TITLE OF CLASS   CUSIP     (X1000)  AMOUNT       PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
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
------------------------------------------------------------------------------------------------------------------------------------
Aquila Inc                    Common Stock    03840P102   37,191  8,833,920.00 SH          SOLE                 8,833,920   0     0
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Centerpoint Energy            Common Stock    15189T107   12,500  1,000,000.00 SH          SOLE                 1,000,000   0     0
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Cheniere Energy               Common Stock    16411R208   15,592    399,800.00 SH          SOLE                   399,800   0     0
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CMS Energy Corp               Common Stock    125896100   70,205  5,425,400.00 SH          SOLE                 5,425,400   0     0
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Constellation Energy Group I  Common Stock    210371100   39,145    718,000.00 SH          SOLE                   718,000   0     0
------------------------------------------------------------------------------------------------------------------------------------
Covanta Holding Corp          Common Stock    22282E102    3,512    199,000.00 SH          SOLE                   199,000   0     0
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG ADR       Sponsored ADR   251566105      241     15,000.00 SH          SOLE                    15,000   0     0
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Edison International          Common Stock    281020107   62,693  1,607,500.00 SH          SOLE                 1,607,500   0     0
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El Paso Electric              Common Stock    283677854    8,687    430,900.00 SH          SOLE                   430,900   0     0
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Entergy Corp                  Common Stock    29364G103   56,190    794,200.00 SH          SOLE                   794,200   0     0
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Exelon Corp                   Common Stock    30161N101   49,949    878,912.00 SH          SOLE                   878,912   0     0
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FPL Group                     Common Stock    302571104   18,294    442,100.00 SH          SOLE                   442,100   0     0
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NRG Energy Inc                Common Stock    629377508   60,702  1,259,900.00 SH          SOLE                 1,259,900   0     0
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Puget Energy Inc              Common Stock    745310102   13,292    618,800.00 SH          SOLE                   618,800   0     0
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Reliant Energy Inc.           Common Stock    75952B105   59,690  4,982,500.00 SH          SOLE                 4,982,500   0     0
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TXU Corp                      Common Stock    873168108   59,862  1,001,200.00 SH          SOLE                 1,001,200   0     0
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Southern Union Co             Common Stock    844030106   14,761    545,500.00 SH          SOLE                   545,500   0     0
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Unisource Energy Corp         Common Stock    909205106   52,946  1,699,700.00 SH          SOLE                 1,699,700   0     0
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Unisource Energy Corp         Note 4.5% 03/01 909205AB2      487    500,000.00 PRN         SOLE                   500,000   0     0
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Vodafone Group PLC            Sponsored ADR   92857W100      533        25,000 SH          SOLE                    25,000   0     0
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                                                         636,470                                               31,377,332
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